Organizations and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Before Adjustment [Member]
Organizations and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments [Line Items]
- Basic	¥ (7.56)	¥ (4.74)
- Diluted	¥ (7.56)	¥ (4.74)
- Basic	104,684,701	90,646,360
- Diluted	104,684,701	90,646,360
After Adjustment [Member]
Organizations and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments [Line Items]
- Basic	¥ (15.80)	¥ (9.91)
- Diluted	¥ (15.80)	¥ (9.91)
- Basic	50,074,152	43,359,150
- Diluted	50,074,152	43,359,150